Principal accounting policies - Revenue recognition and cost of revenues - Disaggregation by pricing models (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Principal accounting policies
Net revenues	$ 32,806	$ 36,051	$ 46,571
Discontinued operations
Principal accounting policies
Net revenues		97,166	122,509
Continuing and discontinued operations
Principal accounting policies
Net revenues		133,217	169,080
Recognized over time
Principal accounting policies
Net revenues	12,782	12,581	18,828
Recognized over time | Discontinued operations
Principal accounting policies
Net revenues		39,858	54,837
Recognized over time | Continuing and discontinued operations
Principal accounting policies
Net revenues		52,439	73,665
Recognized over time | Sales agent
Principal accounting policies
Net revenues	1,201	1,818	2,549
Recognized over time | Sales agent | Continuing and discontinued operations
Principal accounting policies
Net revenues		1,818	2,549
Recognized over time | Cost-plus
Principal accounting policies
Net revenues	2,886	2,619	5,077
Recognized over time | Cost-plus | Discontinued operations
Principal accounting policies
Net revenues		2,142	3,832
Recognized over time | Cost-plus | Continuing and discontinued operations
Principal accounting policies
Net revenues		4,761	8,909
Recognized over time | SaaS products and services
Principal accounting policies
Net revenues	8,695	8,144	11,202
Recognized over time | SaaS products and services | Discontinued operations
Principal accounting policies
Net revenues		37,716	51,005
Recognized over time | SaaS products and services | Continuing and discontinued operations
Principal accounting policies
Net revenues		45,860	62,207
Recognized at point in time | SaaS products and services
Principal accounting policies
Net revenues	583	871	917
Recognized at point in time | SaaS products and services | Discontinued operations
Principal accounting policies
Net revenues		5
Recognized at point in time | SaaS products and services | Continuing and discontinued operations
Principal accounting policies
Net revenues		876	917
Recognized at point in time | Specified actions
Principal accounting policies
Net revenues	$ 19,441	22,599	26,826
Recognized at point in time | Specified actions | Discontinued operations
Principal accounting policies
Net revenues		57,303	67,672
Recognized at point in time | Specified actions | Continuing and discontinued operations
Principal accounting policies
Net revenues		$ 79,902	$ 94,498